Capital stock and capital surplus_Details of share capital (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩) ₩ / shares shares	Dec. 31, 2017 KRW (₩) ₩ / shares shares	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [Line Items]
Shares of common stock authorized	5,000,000,000	5,000,000,000	5,000,000,000
Par value | ₩ / shares	₩ 5,000	₩ 5,000
Shares of common stock issued	676,000,000	676,000,000	676,000,000
Capital stock	₩ 3,381,392	₩ 3,381,392	$ 3,038,361
Description Of changes in numbers of issued shares of common stock	There are no changes in the number of shares issued and outstanding for the years ended December 31, 2016, 2017 and 2018.	There are no changes in the number of shares issued and outstanding for the years ended December 31, 2016, 2017 and 2018.